Note 14 - Operating Lease Commitments (Details) (USD $)	12 Months Ended		9 Months Ended	10 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member]
Note 14 - Operating Lease Commitments (Details) [Line Items]
Operating Leases, Rent Expense	$ 9,700	$ 10,224	$ 1,458	$ 9,142